Other Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

15. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the three months ended March 31, 2016 and 2015 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	(5.485)	-	(123.480)	(128.965)	(3.953)	(132.918)
Amounts reclassified from AOCI	9.955	5.787	-	15.742	-	15.742
Other comprehensive income (loss) after reclassifications	4.470	5.787	(123.480)	(113.223)	(3.953)	(117.176)
Balance at March 31, 2015	$(98.807)	$(276.232)	$(825.927)	$(1.200.966)	$(9.214)	$(1.210.180)

Balance at December 31, 2015	$(60.214)	$(225.091)	$(1.050.990)	$(1.336.295)	$(10.222)	$(1.346.517)
Other comprehensive income (loss) before reclassifications	(953)	-	101.979	101.026	3.120	104.146
Amounts reclassified from AOCI	4.079	4.953	-	9.032	-	9.032
Other comprehensive income (loss) after reclassifications	3.126	4.953	101.979	110.058	3.120	113.178
Balance at March 31, 2016	$(57.088)	$(220.138)	$(949.011)	$(1.226.237)	$(7.102)	$(1.233.339)

Reclassifications out of AOCI for the three months ended March 31, 2016 and 2015 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2016	2015
(Gain) Loss related to cash flow hedges
Interest rate contracts	$6.234	$6.165	Interest income/expense
Foreign exchange contracts	(481)	7.206	Costs of Revenue
	5.753	13.371	Total before tax
	(1.674)	(3.416)	Tax expense or benefit
	$4.079	$9.955	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	7.877	9.229	(1)
	7.877	9.229	Total before tax
	(2.924)	(3.442)	Tax expense or benefit
	$4.953	$5.787	Net of tax
Total reclassifications for the period	$9.032	$15.742	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 7 for additional details).